Events after the reporting period (Details Narrative) - USD ($) $ in Thousands	Jan. 19, 2026	Feb. 26, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-controlling interests				$ 286,629	$ 246,363
Tax claim payments				$ 125,670	$ 64,656
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Tax claim payments			$ 12,210
Nonadjusting Event [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Interim dividends	$ 31,290
Non-controlling interests	24,853
Non-controlling interests paid	6,437
Share premium reimbursement		$ 17,454
Nonadjusting Event [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Interim dividends	167,880
Non-controlling interests	133,344
Non-controlling interests paid	$ 34,535